Intangible Assets and Goodwill (Details) - Schedule of Intangible Assets - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Amortized intangible assets:
Gross carrying value	¥ 15,413,659	¥ 15,823,974
Accumulated amortisation	(15,368,715)	(15,306,241)
Net carrying value	44,944	517,733
Software [Member]
Amortized intangible assets:
Gross carrying value	10,383,659	10,793,974
Accumulated amortisation	(10,338,715)	(10,276,241)
Net carrying value	44,944	517,733
Cooperation agreement [Member]
Amortized intangible assets:
Gross carrying value	5,030,000	5,030,000
Accumulated amortisation	(5,030,000)	(5,030,000)
Net carrying value
Trademarks [Member]
Unamortized intangible assets:
Gross carrying value, Trademarks	¥ 2,970,000	¥ 2,970,000